Property and Equipment, Net (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 3,448		$ 2,847	$ 3,285
Less accumulated depreciation	(2,229)		(1,841)	(1,829)
Property and equipment, net	1,219		1,006	1,456
Depreciation	400	$ 300	1,200	1,100
Computers and software
Property, Plant and Equipment [Line Items]
Total property and equipment	839		510	883
R&D lab equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	609		469	914
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	69		40	101
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,931		$ 1,828	$ 1,387